Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 4: ACCOUNTS RECEIVABLE, NET
Accounts receivable consisted of the following:

	December 31, 2015	December 31, 2014
Accounts receivable	$14,202	$18,273
Less: Provision for doubtful accounts	—	—

Accounts receivable, net	$14,202	$18,273

Financial instruments that potentially subject Navios Acquisition to concentrations of credit risk are accounts receivable. Navios Acquisition does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.